Intangible assets - Schedule of Sensitivity of the Impairment Testing to Reasonably Possible Changes in Both Assumptions (Details) - Thom Browne segment € in Millions	6 Months Ended
Jun. 30, 2026 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Headroom	€ 104
WACC (%)	8.61%
EBITDA CAGR 2028 vs. 2025 (%)	50.30%
Growth rate (%)	2.75%
WACC +100 bps	(4,000,000)
EBITDA -500 bps	47,000,000
Growth rate -50 bps	50,000,000